CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents		$ 3,201	$ 2,071
Financial assets		512	669
Accounts receivable and other		5,336	4,455
Inventory		583	454
Assets classified as held for sale		2,346	1,958
Current assets		11,978	9,607
Property, plant and equipment		66,797	50,847
Intangible assets		15,765	14,521
Investments in associates and joint ventures		6,377	5,672
Investment properties		2,771	5,063
Goodwill		19,210	14,101
Financial assets		493	726
Other assets		4,551	3,933
Deferred income tax asset		208	120
Total assets		128,150	104,590
Liabilities
Accounts payable and other		6,893	5,758
Corporate borrowings		735	850
Non-recourse borrowings		6,013	2,838
Financial liabilities		330	248
Liabilities directly associated with assets classified as held for sale		1,289	1,209
Current liabilities		15,260	10,903
Corporate borrowings		4,212	3,692
Non-recourse borrowings		53,538	43,714
Financial liabilities		3,094	2,532
Other liabilities	[1]	6,688	6,209
Deferred income tax liability		9,798	7,667
Preferred shares		20	20
Total liabilities associated with assets held for sale		92,610	74,737
Partnership capital
Limited partners		4,889	4,704
General partner		25	27
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		2,017	1,926
BIPC exchangeable shares and class A.2 exchangeable shares		1,440	1,355
Exchangeable units	[2]	61	62
Perpetual subordinated notes		293	293
Interest of others in operating subsidiaries	[1]	26,086	20,568
Preferred unitholders		729	918
Total partnership capital		35,540	29,853
Total liabilities and partnership capital		$ 128,150	$ 104,590

[1]	As at December 31, 2025 and 2024, $1.8 billion and $1.7 billion, respectively, of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, and classified as a liability
[2]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.